SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cash balances in excess of federally insured limits	$ 2,834,274		$ 2,259,911
Allowance for doubtful accounts	$ 14,000		$ 14,000	$ 14,000
Adjusted allowance for bad debt
Research and development costs	$ 119,862	$ 67,112	$ 290,559	$ 270,507
Advertising costs	$ 4,522	$ 7,358	$ 32,628	$ 47,208
Impairment of goodwill
Additional common shares to be issued upon spin off of the Company from FAB accounted for as a reverse spin-off	20,804,860		20,804,860